SCHEDULE OF INVESTMENTS

Ivy Securian Real Estate Securities Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Real Estate
Diversified REITs – 4.5%
Essential Properties Realty Trust, Inc.	110	$2,324
STORE Capital Corp.	170	5,783
VEREIT, Inc.	147	5,542
W.P. Carey, Inc.	13	910
		14,559
Health Care REITs – 11.5%
CareTrust REIT, Inc.	123	2,719
Healthcare Trust of America, Inc., Class A	82	2,264
Healthpeak Properties, Inc.	237	7,152
Omega Healthcare Investors, Inc.	104	3,763
Ventas, Inc.	179	8,794
Welltower, Inc.	195	12,569
		37,261
Hotel & Resort REITs – 5.0%
Host Hotels & Resorts, Inc.	394	5,762
MGM Growth Properties LLC, Class A	70	2,178
Park Hotels & Resorts, Inc.	170	2,916
Pebblebrook Hotel Trust	134	2,517
RLJ Lodging Trust	201	2,847
		16,220
Industrial REITs – 12.5%
Duke Realty Corp.	220	8,781
First Industrial Realty Trust, Inc.	51	2,145
ProLogis, Inc.	251	25,059
Terreno Realty Corp.	73	4,265
		40,250
Office REITs – 8.5%
Alexandria Real Estate Equities, Inc.	44	7,858
Boston Properties, Inc.	51	4,821
Cousins Properties, Inc.	113	3,790
Douglas Emmett, Inc.	66	1,926
Highwoods Properties, Inc.	68	2,675
Kilroy Realty Corp.	59	3,396
Vornado Realty Trust	81	3,009
		27,475
Residential REITs – 19.5%
American Homes 4 Rent	209	6,282
AvalonBay Communities, Inc.	61	9,857
Camden Property Trust	55	5,496
Equity Lifestyle Properties, Inc.	66	4,182
Equity Residential	115	6,810
Essex Property Trust, Inc.	5	1,229
Invitation Homes, Inc.	295	8,761
Mid-America Apartment Communities, Inc.	48	6,056
Sun Communities, Inc.	37	5,652
UDR, Inc.	223	8,585
		62,910
Retail REITs – 14.1%
Agree Realty Corp.	56	3,729
Brixmor Property Group, Inc.	345	5,715
Federal Realty Investment Trust	29	2,451
Kimco Realty Corp.	242	3,631
National Retail Properties, Inc.	85	3,474
Realty Income Corp.	134	8,325
Regency Centers Corp.	65	2,968
Simon Property Group, Inc.	139	11,826
Weingarten Realty Investors	158	3,417
		45,536

Specialized REITs – 23.3%
American Tower Corp., Class A	10		2,245
CubeSmart	74		2,487
CyrusOne, Inc.	111		8,149
Digital Realty Trust, Inc.	80		11,119
Equinix, Inc.	28		20,253
Extra Space Storage, Inc.	58		6,743
Gaming and Leisure Properties, Inc.	—	*	12
Life Storage, Inc.	31		3,653
Public Storage, Inc.	47		10,853
QTS Realty Trust, Inc., Class A	49		3,014
VICI Properties, Inc.	269		6,851
			75,379
Total Real Estate - 98.9%			319,590

TOTAL COMMON STOCKS – 98.9%			$319,590
(Cost: $217,476)

SHORT-TERM SECURITIES
Money Market Funds(A) - 0.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	2,345		2,345

TOTAL SHORT-TERM SECURITIES – 0.7%			$2,345
(Cost: $2,345)

TOTAL INVESTMENT SECURITIES – 99.6%			$321,935
(Cost: $219,821)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%			1,280

NET ASSETS – 100.0%			$323,215

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)Rate shown is the annualized 7-day yield at December 31, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$319,590	$—	$—
Short-Term Securities	2,345	—	—

Total	$321,935	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$219,821

Gross unrealized appreciation	104,912

Gross unrealized depreciation	(2,798)

Net unrealized appreciation	$102,114